Cash and Cash Equivalents - Summary of Cash and Cash Equivalents Received from Sale of Shares of Associates (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash And Cash Equivalents [Abstract]
Amounts received for the sale of Associates	$ 115,582,806	$ 132,820,800
Total	$ 115,582,806	$ 132,820,800